Long Term Debt - Weighted Average Interest Rates (Table) (Details)	Jun. 30, 2012	Jun. 30, 2011
Three Months Ended
Weighted average interest rates on the executed loans	1.97%	1.65%
Six Months Ended
Weighted average interest rates on the executed loans	1.95%	1.64%